Apr. 15, 2021
Angel Oak UltraShort Income Fund
ANGEL OAK ULTRASHORT INCOME FUND
ANGEL OAK ULTRASHORT INCOME FUND
Class A | Class C | Institutional Class

a series of Angel Oak Funds Trust

Supplement to the Prospectus and Summary Prospectus, each dated May 31, 2020

April 15, 2021

This supplement is intended to inform investors of enhancements to the investment process described in the principal investment strategies of the Angel Oak UltraShort Income Fund (the “Fund”) to reflect the Adviser’s consideration of environmental, social and governance (“ESG”) factors in the Fund’s portfolio construction process.
Accordingly, the following changes to the Fund’s principal investment strategies disclosure are effective immediately:
The first paragraph of the “Principal Investment Strategies” section in the Fund’s Summary Prospectus and the first paragraph of the “Principal Investment Strategies” subsection of the “Angel Oak UltraShort Income Fund Summary” section of the Prospectus is hereby replaced in its entirety with the following:

Principal Investment Strategies
The Fund’s allocation of its assets into various asset classes within the corporate credit and asset-backed fixed income market will depend on the views of the Adviser as to the best value relative to what is currently available in the marketplace, consistent with the Fund’s investment objective. In selecting investments, the Adviser may consider maturity, yield, and ratings information and opportunities for price appreciation among other criteria. As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) and sustainability factors that it believes could have a material negative or positive impact on the risk profiles of the issuers or underlying collateral assets of certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors. The Adviser may sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk or that a different security will better help the Fund achieve its investment objective. From time to time, the Fund may allocate its assets so as to focus on particular types of asset-backed fixed income securities. Currently, the Adviser anticipates focusing the Fund’s investments on asset-backed fixed income securities.
Please retain this Supplement with your Prospectus and Summary Prospectus for future reference.